UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5584
                                                      --------

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.1%
--------------------------------------------------------------------------------
NEW YORK--99.3%
Auburn, NY IDAU RB, Goulds Pumps, Inc.
Project, Series 1989, 4% 1                           $   875,000   $    875,000
--------------------------------------------------------------------------------
Brentwood, NY Union Free SDI REF GOUN, Series
2005, 4%, 5/1/07                                         800,000        800,196
--------------------------------------------------------------------------------
North Salem, NY REF GOUN, Central SDI, Series
1999, 4.75%, 6/15/07                                     100,000        100,242
--------------------------------------------------------------------------------
NY MTAU Dedicated Tax Fund RB, ETET Series
20060133, Cl. A, 3.71% 1,2                             2,000,000      2,000,000
--------------------------------------------------------------------------------
NY MTAU RRB, Series G-2, 3.79% 1                         800,000        800,000
--------------------------------------------------------------------------------
NY RB, Goldman Sachs Pool Trust Series
2007-25, 3.71% 1,2                                     2,900,000      2,900,000
--------------------------------------------------------------------------------
NY TS Financing Corp. RB, P-Floats, Series
PT-972, 3.70%, 6/1/07 3,4                              1,000,000      1,000,000
--------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1355,
3.71% 1,2                                              2,280,000      2,280,000
--------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1356,
3.71% 1,2                                              1,300,000      1,300,000
--------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB,
Series 2005, 3.70% 1                                   2,600,000      2,600,000
--------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2615, 3.70% 1,2          1,340,000      1,340,000
--------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2848, 3.63% 1,2          1,785,000      1,785,000
--------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-3823, 3.71% 1,3          2,200,000      2,200,000
--------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project,
3.73% 1                                                4,000,000      4,000,000
--------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute
Alliance Project, Series 2005, 3.72% 1                 2,250,000      2,250,000
--------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic
Community Youth Center Project, Series 2006,
3.70% 1                                                2,000,000      2,000,000
--------------------------------------------------------------------------------
NYC TFA BANs, 4.25%, 6/29/07                           1,000,000      1,001,592
--------------------------------------------------------------------------------
NYC TFA Building Aid RB, ETET Series
20060145, Cl. A, 3.71% 1,2                             2,300,000      2,300,000
--------------------------------------------------------------------------------
NYS DA RB, SUEFS, Series 1998B, 5%, 5/15/07              150,000        150,211
--------------------------------------------------------------------------------
NYS DA RRB, ETET Series 2006-003, Cl. A,
3.71% 1,2                                              1,700,000      1,700,000
--------------------------------------------------------------------------------
NYS DA RRB, P-Floats, Series PT-3639, 3.54%,
7/1/07 2,4                                             1,000,000      1,000,000
--------------------------------------------------------------------------------
NYS DA RRB, SUEFS, Series 1993B, 5.375%,
5/15/07                                                  100,000        100,198
--------------------------------------------------------------------------------
NYS UDC RB, Personal Income Tax, Series B-2,
5%, 12/15/07                                             500,000        504,996
--------------------------------------------------------------------------------
NYS UDC RRB, Correctional & Youth Facilities
Service Contracts, Series 2002A, 5%, 1/1/08            1,000,000      1,010,482
--------------------------------------------------------------------------------
Ontario Cnty., NY IDA RB, Seneca Foods Corp.
Project, Series 2002, 3.90% 1                          5,185,000      5,185,000
--------------------------------------------------------------------------------
PAUNYNJ RB, Equipment Nts., Series 2006-1,
3.77% 1                                                1,745,000      1,745,000
--------------------------------------------------------------------------------
PAUNYNJ RB, Equipment Nts., Series 2006-2,
3.69% 1                                                1,255,000      1,255,000
--------------------------------------------------------------------------------
PAUNYNJ RRB, MERLOTS Series 2007 C01,
3.73% 1,2                                              4,000,000      4,000,000
--------------------------------------------------------------------------------
Seneca Cnty., NY IDA SWD RB, MACON Trust
Series 2006 W, 3.75% 1,2                               2,000,000      2,000,000
--------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc.
Project, Series 1997, 4% 1                             1,400,000      1,400,000
--------------------------------------------------------------------------------
Suffolk Cnty., NY REF GOUN, Series 2004 B,
5%, 5/1/07                                               300,000        300,349
--------------------------------------------------------------------------------
Syracuse, NY RANs, Series 2006 C, 4.25%,
6/29/07                                                2,000,000      2,003,522
--------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp.
Project, Series 1992, 3.90% 1                          5,060,000      5,060,000
--------------------------------------------------------------------------------
Westchester Cnty., NY IDA RB, P-Floats,
Series MT-257, 3.72% 1,2                                 200,000        200,000
--------------------------------------------------------------------------------
Westchester Cnty., NY Tobacco Asset
Securitization Corp. RRB, P-Floats, Series
PA-1338, 3.70% 1,2                                       300,000        300,000
                                                                   -------------
                                                                     59,446,788


                    1 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
U.S. POSSESSIONS--0.8%
PR CMWLTH Infrastructure FAU RB, Tender
Option Trust Certificates, Series 2005 Z-6,
3.71% 1,2                                            $    73,000   $     73,000
--------------------------------------------------------------------------------
PR CMWLTH Public Buildings Education HFAU
RRB, Series M, 5.50%, 7/1/07                             400,000        402,067
                                                                   -------------
                                                                        475,067

--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $59,921,855)             100.1%    59,921,855
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       (0.1)       (70,368)

                                                     ---------------------------
Net Assets                                                 100.0%  $ 59,851,487
                                                     ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BANs       Bond Anticipation Nts.
CMWLTH     Commonwealth
DA         Dormitory Authority
ETET       Eagle Tax-Exempt Trust
FAU        Finance Authority
GOUN       General Obligation Unlimited Nts.
HFAU       Health Facilities Authority
IDA        Industrial Development Agency
IDAU       Industrial Development Authority
MERLOTS    Municipal Exempt Receipts Liquidity Option Tender
MTAU       Metropolitan Transportation Authority
NYC        New York City
NYS        New York State
P-Floats   Puttable Floating Option Tax Exempt Receipts
PAUNYNJ    Port Authority of New York & New Jersey
RANs       Revenue Anticipation Nts.
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
SDI        School District
SUEFS      State University Educational Facilities System
SWD        Solid Waste Disposal
TFA        Transitional Finance Authority
TS         Tobacco Settlement
UDC        Urban Development Corp.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,718,000 or 39.63% of the Trust's net assets as of March 31, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $3,200,000, which represents 5.35% of the Trust's net assets. See accompanying Notes.

4. Put obligation redeemable at full principal value on the date reported.


                    2 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    3 | CENTENNIAL NEW YORK TAX EXEMPT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007